Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Linkers Industries Limited
Entity Central Index Key	0001972074
Entity File Number	001-41999
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Lot A99, Jalan 2A-3
Entity Address, Address Line Two	A101 & A102, Jalan 2A
Entity Address, Address Line Three	Kawasan Perusahaan MIELSungai Lalang
Entity Address, City or Town	Sungai Petani
Entity Address, Country	MY
Entity Address, Postal Zip Code	08000
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0025 per share
Trading Symbol	LNKS
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,521,351
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	250,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Wai Kee KAN
Contact Personnel Email Address	ernest@linkers-hk.com
Entity Address, Address Line One	Lot A99, Jalan 2A-3
Entity Address, Address Line Two	A101 & A102, Jalan 2A
Entity Address, Address Line Three	Kawasan Perusahaan MIELSungai Lalang
Entity Address, City or Town	Sungai Petani
Entity Address, Country	MY
Entity Address, Postal Zip Code	08000
City Area Code	+604
Local Phone Number	4417802